Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Industrials Portfolio	Apr. 29, 2025
Select Industrials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	23.32%
Past 5 years	12.21%
Past 10 years	10.13%
Select Industrials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.13%
Past 5 years	9.72%
Past 10 years	8.17%
Select Industrials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.68%
Past 5 years	8.98%
Past 10 years	7.65%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1511
Average Annual Return:
Past 1 year	17.05%
Past 5 years	12.27%
Past 10 years	10.95%